Fair Value Measurements - Summary of Change in the Fair Value of the Warrant Liabilities (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	$ 15,566	$ 4,830	$ 4,830	$ 750
Purchase of loan receivable			10,000
Issuance of loans receivable		400	475	4,994
Proceeds from loans receivable	(304)	(217)	(800)
Change in fair value	(1,196)	295	1,061	(914)
Ending balance warrant liabilities	14,066	$ 5,308	15,566	$ 4,830
Private Placement Warrants [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	0
Additions pursuant to the business combination	90,263
Change in fair value	5,717
Ending balance warrant liabilities	$ 95,980		$ 0